ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Feb. 28, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.         ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of	As of
	February 28,	February 28,
	2022	2023

Accrued employee payroll and welfare benefits	$322,779	$280,319
Refund liabilities	61,346	40,909
Accrued operating expenses	66,214	36,875
Income tax payable	49,257	46,917
Other taxes payable	9,635	11,541
Professional service fee payable	3,617	3,398
Others	45,870	26,752

Total	$558,718	$446,711